UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Capital Management, LLC

Address:    499 Park Avenue
            New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy Wolf                        New York, NY           August 14, 2012
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         24

Form 13F Information Table Value Total:      $71,850
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028-12362               Arrow Partners LP

(2)     028-13388               Arrow Offshore, Ltd.

------------------------------------------------------------------------



                                                     FORM 13F INFORMATION TABLE
                                                    Arrow Capital Management, LLC
                                                            June 30, 2012



COLUMN 1                       COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6          COLUMN 7       COLUMN 8

                               TITLE                  VALUE      SHRS OR  SH/ PUT/  INVESTMENT        OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS   CUSIP       (X$1000)   PRN AMT  PRN CALL  DISCRETION        MGRS     SOLE   SHARED    NONE
--------------                 ---------  ------      ---------  -------- --- ----  -----------       -----    -----  -------   ----
APPLE INC                      COM        037833100    1,195       2,046  SH        SHARED-DEFINED    1                  2,046
APPLE INC                      COM        037833100    1,083       1,854  SH        SHARED-DEFINED    2                  1,854
CARTER INC                     COM        146229109   10,410     197,901  SH        SHARED-DEFINED    1                197,901
CARTER INC                     COM        146229109    9,941     188,999  SH        SHARED-DEFINED    2                188,999
COLLECTIVE BRANDS INC          COM        19421W100    2,566     119,792  SH        SHARED-DEFINED    1                119,792
COLLECTIVE BRANDS INC          COM        19421W100    2,254     105,208  SH        SHARED-DEFINED    2                105,208
EQUINIX INC                    COM NEW    29444U502      899       5,119  SH        SHARED-DEFINED    1                  5,119
EQUINIX INC                    COM NEW    29444U502      857       4,881  SH        SHARED-DEFINED    2                  4,881
GOODRICH CORP                  COM        382388106    1,708      13,456  SH        SHARED-DEFINED    1                 13,456
GOODRICH CORP                  COM        382388106    1,465      11,544  SH        SHARED-DEFINED    2                 11,544
MASTERCARD INC                 CL A       57636Q104    5,625      13,077  SH        SHARED-DEFINED    1                 13,077
MASTERCARD INC                 CL A       57636Q104    4,736      11,010  SH        SHARED-DEFINED    2                 11,010
MICHAEL KORS HLDGS LTD         SHS        G60754101      628      15,000  SH        SHARED-DEFINED    1                 15,000
MICHAEL KORS HLDGS LTD         SHS        G60754101      356       8,500  SH        SHARED-DEFINED    2                  8,500
MPG OFFICE TR INC              COM        553274101    1,529     760,572  SH        SHARED-DEFINED    1                760,572
MPG OFFICE TR INC              COM        553274101    1,386     689,428  SH        SHARED-DEFINED    2                689,428
ONCOTHYREON INC                COM        682324108      125      26,734  SH        SHARED-DEFINED    1                 26,734
ONCOTHYREON INC                COM        682324108      109      23,266  SH        SHARED-DEFINED    2                 23,266
SIX FLAGS ENTMT CORP NEW       COM        83001A102    1,893      34,944  SH        SHARED-DEFINED    1                 34,944
SIX FLAGS ENTMT CORP NEW       COM        83001A102    1,628      30,056  SH        SHARED-DEFINED    2                 30,056
TRIPADVISOR INC                COM        896945201   10,579     236,713  SH        SHARED-DEFINED    1                236,713
TRIPADVISOR INC                COM        896945201    9,806     219,417  SH        SHARED-DEFINED    2                219,417
VALEANT PHARMACEUTICALS INTL   COM        91911K102      648      14,474  SH        SHARED-DEFINED    1                 14,474
VALEANT PHARMACEUTICALS INTL   COM        91911K102      427       9,526  SH        SHARED-DEFINED    2                  9,526



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